UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31,

Date of reporting period: October 31, 2022

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

ANNUAL REPORT

October 31, 2022

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Fund Commentary	1
Fund Performance	3
Schedules of Investments	6
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	27
Statement of Cash Flows	31
Financial Highlights	33
Notes to Financial Statements	38
Report of Independent Registered Public Accounting	50
Supplemental Information	51
Expense Examples	54

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons and may be difficult to liquidate in volatile markets.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.allspringglobal.com

361 Domestic Long/Short Equity Fund

U.S. equities were negative in the trailing year as the MSCI USA Index returned -16.86%.

It was a challenging year for investors. After an incredible post-COVID recovery in the financial markets that were greatly assisted by central bank interventions, global growth met its match as supply chain challenges and Russia’s war in Ukraine sent inflation soaring. As the U.S. Federal Reserve and other central banks aggressively tightened their interest rates to try and cool price increases, most all publicly traded asset prices fell leading to one of the worst fixed income and equity markets on record. Due to the lagged impact of rate hikes on their respective economies, central bankers are beginning to attempt to reduce their monetary pressures enough to slow inflationary pressures while not also causing a significant recession. As it stands today, most prices indexes are in retreat which is good news, but the strength in the U.S. economy and labor market continues which makes it difficult for the Fed to put a lid on inflationary pressures.

While the markets were negative, it proved to be a strong relative market environment for long/short equity strategies, as the Morningstar Long/Short Equity category average return was down 7.11% for the one-year period ending October 31, 2022. The relatively favorable market conditions for long/short strategies extended to the performance of the 361 Domestic Long/Short Equity Fund. Buoyed by its short position to high-risk stocks the fund outperformed the category and returned a positive 4.23% (Class I) for the fiscal year ended on October 31, 2022.

Relative to the MSCI USA Index, a top contributor for the Fund was its net exposure of about 70% due to its long/short equity strategy. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months added about 5.74% relative to the MSCI USA Benchmark. Beta tilts also were additive adding approximately 8.87% with the large boost in performance coming from being short high beta. Our Alpha model (factor positioning) also added over the period by about 1.99% and strong stock selections within the bucket outperformed being helped most by our shorts tying back to an overall theme of a risk off environment. Finally, from a sector perspective the net positioning was also positive with the top contributors being our underweight in consumer discretionary and utilities.

As of 10/31/2022, the 361 Domestic Long/Short Equity Fund, Class I, returned 4.23% for the one-year period, 6.62% for the three-year period, 5.42% for the five-year period and 5.69% since the Fund’s inception on 3/31/2016.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 877-9275.

Current and future portfolio holdings are subject to change and risk.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

It is not possible to invest directly in an index.

Alpha measures the difference between a fund’s actual and expected returns, based on beta, and is generally used as a measure of a manager’s added value over a passive strategy. Beta measures a fund’s sensitivity to market movements. By definition, the beta of a market is 1.00. The views in this commentary were as of October 31, 2022 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Notice to Shareholders:
Following the recently completed adoption by the Allspring Funds, the 361 Global Long/Short Equity Fund and the 361 Domestic Long/Short Equity Fund are now available at Allspring Global Investments. The Funds will continue to be sub-advised by Allspring Global Investments, LLC and managed by Allspring’s Systematic Edge Equity team. For information about the Funds, including prospectuses and other regulatory documents, please visit allspringglobal.com or call 1-888-877-9275.

Seven Tower Bridge, 110 Washington Street, Suite 1300, Conshohocken, PA 19428     +1 610 934 2222     www.hamiltonlane.com

361 Global Long/Short Equity Fund

Global equities continued to make positive gains in the trailing year as the MSCI World Index returned -18.48%.

It was a challenging year for investors. After an incredible post-COVID recovery in the financial markets that were greatly assisted by central bank interventions, global growth met its match as supply chain challenges and Russia’s war in Ukraine sent inflation soaring. As the U.S. Federal Reserve and other central banks aggressively tightened their interest rates to try and cool price increases, most all publicly traded asset prices fell leading to one of the worst fixed income and equity markets on record. Due to the lagged impact of rate hikes on their respective economies, central bankers are beginning to attempt to reduce their monetary pressures enough to slow inflationary pressures while not also causing a significant recession. As it stands today, most prices indexes are in retreat which is good news, but the strength in the U.S. economy and labor market continues which makes it difficult for the Fed to put a lid on inflationary pressures.

While the markets were negative, it proved to be a strong relative market environment for long/short equity strategies, as the Morningstar Long/Short Equity category average return was down 7.11% for the one-year period ending October 31, 2022. The relatively favorable market conditions for long/short strategies extended to the performance of the 361 Global Long/Short Equity Fund. Buoyed by its short position to high-risk stocks the fund outperformed the category only being down -6.00% (Class I) for the fiscal year ended on October 31, 2022.

Relative to the MSCI World Index, a top contributor for the Fund was its net exposure of about 70% due to its long/short equity strategy. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months added about 6.11% relative to the MSCI World Benchmark. Beta tilts also were additive adding approximately 3.89% with the large boost in performance coming from being short high beta. Our Alpha model (factor positioning) also added over the period by about 7.19% and strong stock selections within the bucket outperformed being helped most by our shorts tying back to an overall theme of a risk off environment. Finally, from a sector perspective the net positioning was neutrals to the portfolio.

As of 10/31/2022, the 361 Global Long/Short Equity Fund, Class I, returned -6.00% for the one-year period, 1.28% for the three-year period, 0.80% for the five-year period and 4.12% since the Fund’s inception on 01/06/14.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 877-9275.

Current and future portfolio holdings are subject to change and risk.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

It is not possible to invest directly in an index.

Alpha measures the difference between a fund’s actual and expected returns, based on beta, and is generally used as a measure of a manager’s added value over a passive strategy. Beta measures a fund’s sensitivity to market movements. By definition, the beta of a market is 1.00. The views in this commentary were as of October 31, 2022 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Notice to Shareholders:
Following the recently completed adoption by the Allspring Funds, the 361 Global Long/Short Equity Fund and the 361 Domestic Long/Short Equity Fund are now available at Allspring Global Investments. The Funds will continue to be sub-advised by Allspring Global Investments, LLC and managed by Allspring’s Systematic Edge Equity team. For information about the Funds, including prospectuses and other regulatory documents, please visit allspringglobal.com or call 1-888-877-9275.

Seven Tower Bridge, 110 Washington Street, Suite 1300, Conshohocken, PA 19428     +1 610 934 2222     www.hamiltonlane.com

361 Domestic Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI USA Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged, and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class	3.95%	5.12%	5.40%	03/31/16
Class I	4.23%	5.42%	5.69%	03/31/16
MSCI USA Index	-16.86%	9.80%	11.48%	03/31/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 877-9275.

Gross and net expense ratios for the Investor Class shares were 4.80% and 2.97%, respectively, and for Class I shares were 4.49% and 2.66%, respectively, which were the amounts stated in the current prospectus dated March 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.39% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

The Analytic Global Long/Short Equity Fund, L.P. (the “Predecessor Account”) was a limited partnership that commenced operations on January 6, 2014 and reorganized into the Fund on December 12, 2014. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. Performance shown prior to December 12, 2014 is that of the Predecessor Account and has not been adjusted to reflect the expenses of the Fund's applicable Share Class, which are lower than the expenses of the Predecessor Account. If the applicable Share Class expenses were reflected, the Predecessor Account returns would be higher than those shown. However, the Predecessor Account was not registered under the Investment Company Act of 1940 and therefore was not subject to certain restrictions on regulated investment companies. If the Predecessor Account had been registered, its performance may have been lower.

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares on January 6, 2014, Predecessor Account’s inception date, with a similar investment in the MSCI World Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares and Class Y shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.  This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged, and it is not available for investment.

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-6.32%	0.47%	3.83%	01/06/14
Class I	-6.00%	0.80%	4.12%	01/06/14
Class Y	-5.89%	0.88%	4.20%	01/06/14
MSCI World Index	-18.48%	6.37%	7.04%	01/06/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 877-9275.

Gross and net expense ratios for the Investor Class shares were 2.77% and 2.75%, respectively, for Class I shares were 2.41% and 2.39%, respectively, and for Class Y shares were 2.37% and 2.35%, respectively, which were the amounts stated in the current prospectus dated March 1, 2022. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.39% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 105.5%
	BASIC MATERIALS — 0.9%
136	Chemours Co.[1]	$3,894
18	Linde PLC[1,2]	5,352
945	MP Materials Corp.*[1]	28,388
546	SSR Mining, Inc.[1,2]	7,535
		45,169
	COMMUNICATIONS — 9.9%
1,594	Advantage Solutions, Inc.*[1]	5,388
794	Alphabet, Inc. - Class A*[1]	75,041
705	Alphabet, Inc. - Class C*[1]	66,735
7,339	Altice USA, Inc. - Class A*1	48,511
1,014	Amazon.com, Inc.*1	103,874
491	Arista Networks, Inc.*1	59,342
858	Cisco Systems, Inc.[1]	38,979
459	Comcast Corp. - Class A1	14,569
111	GoDaddy, Inc.*[1]	8,924
141	Meta Platforms, Inc. - Class A*[1]	13,136
831	Trade Desk, Inc. - Class A*[1]	44,242
229	TripAdvisor, Inc.*[1]	5,409
93	Uber Technologies, Inc.*[1]	2,471
56	VeriSign, Inc.*[1]	11,226
140	Verizon Communications, Inc.[1]	5,232
308	World Wrestling Entertainment, Inc. - Class A1	24,298
		527,377
	CONSUMER, CYCLICAL — 7.4%
1,667	Allison Transmission Holdings, Inc.[1]	70,431
182	Best Buy Co., Inc.[1]	12,451
697	BJ's Wholesale Club Holdings, Inc.*[1]	53,948
349	Dollar General Corp.[1]	89,012
1,788	Hudson Technologies Inc*[1]	16,468
208	IAA, Inc.*	7,889
96	Lennar Corp.	6,261
120	LKQ Corp.[1]	6,677
238	Lovesac Co.*1	5,793
48	Madison Square Garden Sports Corp.[1]	7,517
50	Marriott International, Inc. - Class A1	8,006
291	Mattel, Inc.*[1]	5,517
321	Tesla, Inc.*[1]	73,040
847	Tupperware Brands Corp.*[1]	6,547
1,173	Wendy's Co.[1]	24,375
		393,932

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 33.2%
234	ABIOMED, Inc.*[1]	$58,987
640	AdaptHealth Corp.*[1]	14,592
1,395	Albertsons Cos., Inc.[1]	28,611
376	Altria Group, Inc.[1]	17,398
823	Amphastar Pharmaceuticals, Inc.*[1]	25,431
254	Archer-Daniels-Midland Co.[1]	24,633
1,507	Atea Pharmaceuticals, Inc.*[1]	9,042
119	Automatic Data Processing, Inc.[1]	28,762
38	BioMarin Pharmaceutical, Inc.*[1]	3,292
68	Booz Allen Hamilton Holding Corp. - Class A1	7,402
159	Bunge Ltd.[1,2]	15,693
139	Cal-Maine Foods, Inc.[1]	7,855
665	Campbell Soup Co.[1]	35,185
1,717	Catalyst Pharmaceuticals, Inc.*[1]	23,815
16	Cigna Corp.[1]	5,169
276	Coca-Cola Co.[1]	16,519
1,474	Colgate-Palmolive Co.[1]	108,840
357	Conagra Brands, Inc.[1]	13,102
271	Darling Ingredients, Inc.*[1]	21,268
47	Elevance Health, Inc.[1]	25,698
364	Exelixis, Inc.*[1]	6,035
184	FleetCor Technologies, Inc.*[1]	34,246
125	General Mills, Inc.[1]	10,198
88	Globus Medical, Inc. - Class A*[1]	5,896
98	Grand Canyon Education, Inc.*[1]	9,862
1,636	H&R Block, Inc.[1]	67,321
57	HCA Healthcare, Inc.[1]	12,396
945	Hologic, Inc.*[1]	64,071
89	Humana, Inc.[1]	49,669
951	Incyte Corp.*[1]	70,697
222	Intuitive Surgical, Inc.*[1]	54,716
76	Ionis Pharmaceuticals, Inc.*[1]	3,359
1,090	iTeos Therapeutics, Inc.*[1]	21,233
63	Jazz Pharmaceuticals PLC*[1,2]	9,059
1,997	Kelly Services, Inc. - Class A1	32,631
313	Kimberly-Clark Corp.[1]	38,956
1,626	Kroger Co.[1]	76,894
40	Lamb Weston Holdings, Inc.[1]	3,449
44	ManpowerGroup, Inc.[1]	3,447
194	Maravai LifeSciences Holdings, Inc. - Class A*[1]	3,220
12	MarketAxess Holdings, Inc.[1]	2,929
48	Masimo Corp.*[1]	6,317

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
132	Monster Beverage Corp.*[1]	$12,371
611	Neurocrine Biosciences, Inc.*[1]	70,338
1,636	Organon & Co.[1]	42,831
183	Paylocity Holding Corp.*[1]	42,418
69	PayPal Holdings, Inc.*[1]	5,767
147	PepsiCo, Inc.[1]	26,692
689	Pfizer, Inc.[1]	32,073
272	Philip Morris International, Inc.[1]	24,983
3,077	Pilgrim's Pride Corp.*[1]	70,925
38	Post Holdings, Inc.*[1]	3,436
1,556	QIAGEN N.V.*[1,2]	67,779
492	QuidelOrtho Corp.*[1]	44,191
1,441	Resources Connection, Inc.[1]	26,327
21	Seagen, Inc.*[1]	2,670
705	Syneos Health, Inc.*[1]	35,518
80	UnitedHealth Group, Inc.[1]	44,412
692	Vector Group Ltd.[1]	7,349
192	Vertex Pharmaceuticals, Inc.*[1]	59,904
143	West Pharmaceutical Services, Inc.[1]	32,904
62	Zimmer Biomet Holdings, Inc.[1]	7,028
176	Zoetis, Inc.[1]	26,537
		1,764,348
	ENERGY — 5.2%
66	APA Corp.[1]	3,000
295	Chevron Corp.[1]	53,366
874	Exxon Mobil Corp.[1]	96,848
4,237	FutureFuel Corp.[1]	28,981
593	Marathon Oil Corp.[1]	18,057
690	New Fortress Energy, Inc.[1]	37,998
40	Occidental Petroleum Corp.[1]	2,904
945	Range Resources Corp.[1]	26,914
1,151	Southwestern Energy Co.*[1]	7,976
		276,044
	FINANCIAL — 9.9%
1	Annaly Capital Management, Inc. - REIT[1]	9
203	Arch Capital Group Ltd.*[1,2]	11,673
2,083	Bank of New York Mellon Corp.[1]	87,715
87	Cboe Global Markets, Inc.[1]	10,832
435	Hartford Financial Services Group, Inc.[1]	31,498
1,768	Highwoods Properties, Inc. - REIT[1]	49,911
236	JPMorgan Chase & Co.[1]	29,708

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
63	Mastercard, Inc. - Class A1	$20,675
3,088	Oportun Financial Corp.*[1]	16,984
69	Progressive Corp.[1]	8,860
31	Prologis, Inc. - REIT[1]	3,433
68	Reinsurance Group of America, Inc.[1]	10,008
3,259	SLM Corp.[1]	54,067
143	State Street Corp.[1]	10,582
3,592	Umpqua Holdings Corp.[1]	71,409
696	W.R. Berkley Corp.[1]	51,768
1,438	Weyerhaeuser Co. - REIT[1]	44,477
107	Wintrust Financial Corp.[1]	10,017
		523,626
	INDUSTRIAL — 11.1%
114	Advanced Drainage Systems, Inc.[1]	13,210
184	Agilent Technologies, Inc.[1]	25,456
2,719	Ardmore Shipping Corp.*[1,2]	36,788
1,525	Berry Global Group, Inc.*[1]	72,163
325	Carrier Global Corp.[1]	12,922
530	Centrus Energy Corp. - Class A*[1]	25,074
69	Cognex Corp.[1]	3,190
886	Donaldson Co., Inc.[1]	50,901
659	Expeditors International of Washington, Inc.[1]	64,483
1,849	Gentex Corp.[1]	48,980
739	Golden Ocean Group Ltd.[1,2]	6,156
2,971	Graphic Packaging Holding Co.[1]	68,214
108	HEICO Corp. - Class A	13,748
16	Honeywell International, Inc.[1]	3,264
39	Lincoln Electric Holdings, Inc.[1]	5,538
643	Mueller Industries, Inc.[1]	40,278
528	Silgan Holdings, Inc.[1]	25,006
274	Sonoco Products Co.[1]	17,010
123	Timken Co.[1]	8,769
331	Vontier Corp.[1]	6,322
132	Waters Corp.*[1]	39,491
		586,963
	TECHNOLOGY — 17.5%
178	Adobe, Inc.*[1]	56,693
302	Alpha & Omega Semiconductor Ltd.*[1,2]	9,890
823	Amdocs Ltd.[1,2]	71,033
274	ANSYS, Inc.*[1]	60,598
1,037	Apple, Inc.[1]	159,014

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
254	Bandwidth, Inc. - Class A*[1]	$3,015
31	Broadcom Inc.[1]	14,574
889	Cognizant Technology Solutions Corp. - Class A1	55,340
902	Coupa Software, Inc.*[1]	48,013
1,299	DXC Technology Co.*[1]	37,346
4,612	Hewlett Packard Enterprise Co.[1]	65,813
116	Intel Corp.[1]	3,298
545	Leidos Holdings, Inc.[1]	55,367
769	Microsoft Corp.[1]	178,508
328	Sapiens International Corp. N.V.[1,2]	6,452
7	ServiceNow, Inc.*[1]	2,945
616	Skyworks Solutions, Inc.[1]	52,982
147	Smartsheet, Inc. - Class A*[1]	5,133
57	Super Micro Computer, Inc.*[1]	3,967
3,155	Upland Software, Inc.*[1]	25,366
7,381	WM Technology, Inc.*[1]	15,131
		930,478
	UTILITIES — 10.4%
521	American Electric Power Co., Inc.[1]	45,806
38	Constellation Energy Corp.[1]	3,593
172	Edison International[1]	10,327
1,171	Essential Utilities, Inc.[1]	51,782
778	Evergy, Inc.[1]	47,559
465	Eversource Energy[1]	35,470
144	National Fuel Gas Co.[1]	9,719
1,837	NiSource, Inc.[1]	47,193
1,823	NRG Energy, Inc.[1]	80,941
106	OGE Energy Corp.[1]	3,883
506	Otter Tail Corp.[1]	34,114
19	Sempra Energy[1]	2,868
226	Southern Co.[1]	14,798
2,503	UGI Corp.[1]	88,431
3,322	Vistra Corp.[1]	76,306
		552,790
	TOTAL COMMON STOCKS
	(Cost $5,568,678)	5,600,727

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 7.4%
$392,849	UMB Bank Demand Deposit, 0.01%3	$392,849
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $392,849)	392,849

TOTAL INVESTMENTS — 112.9%
(Cost $5,961,527)	5,993,576

Liabilities in Excess of Other Assets — (12.9)%	(685,114)
TOTAL NET ASSETS — 100.0%	$5,308,462

Number of Shares
	SECURITIES SOLD SHORT — (31.3)%
	COMMON STOCKS — (31.3)%
	BASIC MATERIALS — (0.5)%
(1,479)	5E Advanced Materials, Inc.*	(19,789)
(340)	Cleveland-Cliffs, Inc.*	(4,417)
		(24,206)
	COMMUNICATIONS — (2.6)%
(5,617)	Allbirds, Inc. - Class A*	(19,322)
(525)	Groupon, Inc.*	(3,869)
(4,053)	Robinhood Markets, Inc. - Class A*	(47,339)
(67)	Roku, Inc.*	(3,721)
(102)	Ubiquiti, Inc.	(35,369)
(515)	Wayfair, Inc. - Class A*	(19,529)
(172)	Zillow Group, Inc. - Class A*	(5,320)
(162)	Zillow Group, Inc. - Class C*	(4,999)
		(139,468)
	CONSUMER, CYCLICAL — (10.1)%
(3,122)	DraftKings, Inc. - Class A*	(49,328)
(256)	Dream Finders Homes, Inc. - Class A*	(2,842)
(875)	Freshpet, Inc.*	(51,581)
(4,209)	Gap, Inc.	(47,435)
(4,740)	GrowGeneration Corp.*	(16,922)
(2,778)	Hanesbrands, Inc.	(18,946)
(64)	Kura Sushi USA, Inc. - Class A*	(5,058)
(1,167)	Las Vegas Sands Corp.*	(44,358)
(3,348)	Lucid Group, Inc.*	(47,843)
(76)	Lululemon Athletica, Inc.*	(25,007)
(309)	NEOGAMES S.A.*[2]	(5,315)
(9)	NVR, Inc.*	(38,140)
(1,043)	Penn Entertainment, Inc.*	(34,523)
(97)	Planet Fitness, Inc. - Class A*	(6,352)
(982)	PLBY Group, Inc.*	(3,555)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,812)	Purple Innovation, Inc.*	$(6,378)
(226)	RH*	(57,388)
(1,320)	Rivian Automotive, Inc. - Class A*	(46,160)
(1,414)	Sweetgreen, Inc.*	(26,300)
(605)	TuSimple Holdings, Inc. - Class A*	(2,075)
		(535,506)
	CONSUMER, NON-CYCLICAL — (6.7)%
(935)	Affirm Holdings, Inc.*	(18,765)
(323)	Akero Therapeutics, Inc.*	(13,650)
(952)	Atara Biotherapeutics, Inc.*	(4,436)
(750)	Bioxcel Therapeutics, Inc.*	(9,443)
(1,474)	Community Health Systems, Inc.*	(4,230)
(831)	Distribution Solutions Group, Inc.*	(24,997)
(605)	EyePoint Pharmaceuticals, Inc.*	(3,267)
(205)	IGM Biosciences, Inc.*	(4,100)
(3,892)	ImmunityBio, Inc.*	(21,406)
(39)	Insulet Corp.*	(10,094)
(1,401)	Marathon Digital Holdings, Inc.*	(18,367)
(4,315)	Mister Car Wash, Inc.*	(38,101)
(171)	Moderna, Inc.*	(25,706)
(273)	Natera, Inc.*	(12,820)
(2,187)	Novavax, Inc.*	(48,705)
(46)	Novocure Ltd.*[2]	(3,250)
(3,138)	PFSweb, Inc.*	(30,031)
(1,986)	Phathom Pharmaceuticals, Inc.*	(21,052)
(480)	Riot Blockchain, Inc.*	(3,307)
(237)	RxSight, Inc.*	(2,948)
(1,268)	Sorrento Therapeutics, Inc.*	(1,991)
(482)	Teladoc Health, Inc.*	(14,286)
(1,429)	TG Therapeutics, Inc.*	(8,317)
(693)	Viridian Therapeutics, Inc.*	(13,791)
		(357,060)
	ENERGY — (1.4)%
(194)	Baker Hughes Co.	(5,366)
(102)	Enviva, Inc.	(6,104)
(349)	Hess Corp.	(49,237)
(171)	Plug Power, Inc.*	(2,732)
(160)	Sunrun, Inc.*	(3,602)
(2)	Texas Pacific Land Corp.	(4,608)
		(71,649)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL — (3.2)%
(748)	Aflac, Inc.	$(48,702)
(609)	AGNC Investment Corp. - REIT	(5,006)
(571)	MetLife, Inc.	(41,803)
(392)	Realty Income Corp. - REIT	(24,410)
(9,007)	SoFi Technologies, Inc.*	(48,998)
		(168,919)
	INDUSTRIAL — (2.8)%
(422)	Boeing Co.*	(60,139)
(736)	CIRCOR International, Inc.*	(15,213)
(75)	Graco, Inc.	(5,219)
(577)	Harsco Corp.*	(3,052)
(282)	Hyster-Yale Materials Handling, Inc.	(8,223)
(5,037)	Li-Cycle Holdings Corp.*[2]	(30,021)
(2,598)	PureCycle Technologies, Inc.*	(21,485)
(47)	Stanley Black & Decker, Inc.	(3,689)
		(147,041)
	TECHNOLOGY — (2.7)%
(1,595)	ACM Research, Inc. - Class A*	(10,208)
(369)	Atomera, Inc.*	(3,325)
(468)	Cardlytics, Inc.*	(4,413)
(382)	KBR, Inc.	(19,012)
(2,908)	Palantir Technologies, Inc. - Class A*	(25,561)
(652)	Pegasystems, Inc.	(24,261)
(1,123)	ROBLOX Corp. - Class A*	(50,243)
(988)	Unisys Corp.*	(8,398)
		(145,421)
	UTILITIES — (1.3)%
(672)	Atmos Energy Corp.	(71,602)
	TOTAL COMMON STOCKS
	(Proceeds $1,720,566)	(1,660,872)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,720,566)	$(1,660,872)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $5,469,775, which represents 103.04% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	33.2%
Technology	17.5%
Industrial	11.1%
Utilities	10.4%
Communications	9.9%
Financial	9.9%
Consumer, Cyclical	7.4%
Energy	5.2%
Basic Materials	0.9%
Total Common Stocks	105.5%
Short-Term Investments	7.4%
Total Investments	112.9%
Liabilities in Excess of Other Assets	(12.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS — 101.3%
	BASIC MATERIALS — 10.1%
25,447	Albemarle Corp.[1]	$7,121,852
62,385	CF Industries Holdings, Inc.[1]	6,629,030
107,397	Eastman Chemical Co.[1]	8,249,164
1,165,293	Glencore PLC*	6,680,657
39,659	Holmen A.B.	1,439,241
791,295	ICL Group Ltd.	7,135,494
2,192,969	Liontown Resources Ltd.*	2,640,288
120,214	Mosaic Co.[1]	6,461,502
25,600	Nitto Denko Corp.	1,348,755
166,172	OCI N.V.*	6,355,673
14,912	Rio Tinto Ltd.	846,226
10,995	Solvay S.A.	992,189
2,730,102	South32 Ltd.	6,263,483
		62,163,554
	COMMUNICATIONS — 4.8%
9,463	Alphabet, Inc. - Class A*[1]	894,348
62,205	Alphabet, Inc. - Class C*[1]	5,888,325
8,763	Amazon.com, Inc.*[1]	897,682
150,832	AT&T, Inc.[1]	2,749,667
2,599	Booking Holdings, Inc.*[1]	4,858,779
36,715	Corning, Inc.[1]	1,181,122
235,800	Dentsu Group, Inc.	7,334,174
26,298	Liberty Global PLC - Class A*[1,2]	443,384
1,820	MercadoLibre, Inc.*[1]	1,640,948
1,617	Netflix, Inc.*[1]	471,970
4,774	NortonLifeLock, Inc.[1]	107,558
21,400	Trend Micro, Inc.	1,079,064
30,120	Verizon Communications, Inc.[1]	1,125,584
28,600	ZOZO, Inc.	606,841
		29,279,446
	CONSUMER, CYCLICAL — 11.1%
31,479	Advance Auto Parts, Inc.[1]	5,978,492
73,700	Alimentation Couche-Tard, Inc.	3,299,838
81,454	A-Mark Precious Metals, Inc.[1]	2,477,016
3,551	AutoZone, Inc.*[1]	8,994,257
12,221	Bayerische Motoren Werke A.G.	901,215
6,658	BorgWarner, Inc.[1]	249,875
9,086	Cie Financiere Richemont S.A.	887,963
5,695	Costco Wholesale Corp.[1]	2,856,042
5,034	Home Depot, Inc.[1]	1,490,718
1,044,700	Marubeni Corp.	9,145,219

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
330,900	Mitsubishi Corp.	$8,963,712
33,200	Mitsubishi Motors Corp.*	111,842
423,100	Mitsui & Co., Ltd.	9,362,859
41,935	PulteGroup, Inc.[1]	1,676,981
48,600	Sankyo Co., Ltd.	1,604,863
99,900	Sumitomo Corp.	1,270,105
2,019	Swatch Group A.G. - Bearer Shares	453,666
15,727	Swatch Group A.G. - Registered Shares	657,021
3,462	Ulta Beauty, Inc.*[1]	1,451,859
214,700	USS Co., Ltd.	3,239,553
51,747	Volvo A.B. - A Shares	883,924
1,365	W.W. Grainger, Inc.[1]	797,638
29,477	Walgreens Boots Alliance, Inc.	1,075,910
		67,830,568
	CONSUMER, NON-CYCLICAL — 30.2%
19,414	AbbVie, Inc.	2,842,210
27,162	ABIOMED, Inc.*[1]	6,846,997
75,453	Altria Group, Inc.[1]	3,491,210
32,573	Amgen, Inc.[1]	8,806,111
32,678	Amphastar Pharmaceuticals, Inc.*[1]	1,009,750
106,722	Archer-Daniels-Midland Co.[1]	10,349,900
2,070	AstraZeneca PLC	242,875
8,332	Automatic Data Processing, Inc.[1]	2,013,844
8,065	Becton, Dickinson and Co.[1]	1,903,098
2,985	Biogen, Inc.*[1]	846,068
20,025	Bristol-Myers Squibb Co.[1]	1,551,337
78,228	Cal-Maine Foods, Inc.[1]	4,420,664
18,050	Carlsberg A/S - Class B	2,125,310
191,217	Catalyst Pharmaceuticals, Inc.*[1]	2,652,180
124,685	Centene Corp.*[1]	10,614,434
3,676	Cigna Corp.[1]	1,187,569
208,778	Coca-Cola Europacific Partners PLC[1,2]	9,823,005
22,277	CVS Health Corp.[1]	2,109,632
145,599	DocGo, Inc.*[1]	1,441,430
39,800	Empire Co., Ltd. - Class A	1,022,460
39,606	General Mills, Inc.[1]	3,231,057
9,183	Genmab A/S*	3,537,363
54,300	George Weston Ltd.	5,976,428
31,032	Gilead Sciences, Inc.[1]	2,434,771
3,567,400	Golden Agri-Resources Ltd.	731,574
440,154	GrainCorp Ltd. - Class A	2,366,116
79,790	Grieg Seafood A.S.A.	552,544

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
71,964	Grifols S.A.*	$612,231
16,882	Ingles Markets, Inc. - Class A1	1,593,154
654	Jazz Pharmaceuticals PLC*[1,2]	94,039
163,660	Jeronimo Martins SGPS S.A.	3,386,593
10,729	JM Smucker Co.[1]	1,616,431
44,090	Kimberly-Clark Corp.[1]	5,487,441
31,784	Kraft Heinz Co.[1]	1,222,730
256,293	Kroger Co.[1]	12,120,096
53,900	Loblaw Cos. Ltd.	4,415,970
22,923	Molina Healthcare, Inc.*[1]	8,226,148
211,769	Molson Coors Beverage Co., Class B1	10,679,511
124,370	Novo Nordisk A/S - Class B	13,522,906
2,800	PepsiCo, Inc.[1]	508,424
77,329	Pfizer, Inc.[1]	3,599,665
1,507,437	Pharming Group N.V.*	1,559,577
3,492	Procter & Gamble Co.[1]	470,268
23,625	Reckitt Benckiser Group PLC	1,567,836
10,028	Sartorius Stedim Biotech	3,182,242
2,243	Sonova Holding A.G.	530,137
102,423	SpartanNash Co.[1]	3,657,525
32,377	Vertex Pharmaceuticals, Inc.*[1]	10,101,624
92,812	Viatris, Inc.[1]	940,186
2,812,500	WH Group Ltd.[3]	1,420,349
		184,645,020
	DIVERSIFIED — 2.5%
240,200	Jardine Matheson Holdings Ltd.[2]	11,065,534
680,000	Swire Pacific Ltd. - A Shares	4,510,764
		15,576,298
	ENERGY — 8.0%
3,115	Alpha Metallurgical Resources, Inc.[1]	525,968
41,858	APA Corp.[1]	1,902,865
559,100	ARC Resources Ltd.	7,871,064
1,187,652	Coronado Global Resources, Inc.[3]	1,416,993
149,719	Coterra Energy, Inc.[1]	4,660,752
30,358	Eni S.p.A.	398,710
25,556	Enphase Energy, Inc.*[1]	7,845,692
2,925	EQT Corp.[1]	122,382
532,600	Inpex Corp.	5,375,211
9,343	Marathon Petroleum Corp.[1]	1,061,552
453,417	New Hope Corp. Ltd.	1,647,052
33,876	Occidental Petroleum Corp.[1]	2,459,398

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
123,100	Tourmaline Oil Corp.	$6,935,669
47,675	Valero Energy Corp.[1]	5,985,596
83,604	Whitehaven Coal Ltd.	485,624
		48,694,528
	FINANCIAL — 13.2%
26,388	Ageas SA/NV	913,496
24,484	American International Group, Inc.[1]	1,395,588
14,409	Banca Monte dei Paschi di Siena S.p.A.*	27,189
29,130	Bank of New York Mellon Corp.[1]	1,226,664
356,483	British Land Company PLC (The)	1,495,389
305,455	Equitable Holdings, Inc.[1]	9,353,032
11,411	Everest Re Group Ltd.[1,2]	3,681,873
22,380	Extra Space Storage, Inc. - REIT[1]	3,971,107
285,481	Host Hotels & Resorts, Inc., REIT[1]	5,389,881
1,150,073	HSBC Holdings PLC	5,902,169
71,221	Julius Baer Group Ltd.*	3,416,930
353,732	Klepierre S.A. - REIT*	7,109,318
129,802	Land Securities Group PLC - REIT	848,759
381,680	Medical Properties Trust, Inc. - REIT[1]	4,370,236
14,000	MS&AD Insurance Group Holdings, Inc.	370,737
3,111,020	NatWest Group PLC	8,378,706
5,892	Northern Trust Corp.[1]	496,990
469,700	ORIX Corp.	6,898,814
14,384	Principal Financial Group, Inc.[1]	1,267,662
2,424	Prologis, Inc. - REIT[1]	268,458
5,190	Public Storage - REIT[1]	1,607,603
98,600	RioCan Real Estate Investment Trust - REIT	1,404,746
205,128	Scentre Group - REIT	381,732
12,616	Segro PLC	113,543
90,476	Standard Chartered PLC	540,563
2,527	Swiss Re AG	187,708
320,445	UBS Group A.G.	5,080,144
764,016	Vicinity Ltd. - REIT	952,454
139,562	Warehouses De Pauw CVA - REIT	3,581,953
		80,633,444
	INDUSTRIAL — 3.4%
6,573	3M Co.[1]	826,818
585	AP Moller - Maersk A/S - Class A	1,170,401
34,172	C.H. Robinson Worldwide, Inc.[1]	3,339,288
22,391	Carlisle Cos., Inc.[1]	5,346,971
379,000	CK Infrastructure Holdings Ltd.	1,800,512

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
159,300	Mitsubishi Heavy Industries Ltd.	$5,486,942
1,709,000	SITC International Holdings Co., Ltd.	2,798,970
		20,769,902
	TECHNOLOGY — 10.0%
17,229	Adobe, Inc.*[1]	5,487,436
102,225	Apple, Inc.[1]	15,675,181
9,675	Autodesk, Inc.*[1]	2,073,353
2,303	Broadcom Inc.[1]	1,082,686
52,599	Cadence Design Systems, Inc.*[1]	7,962,963
9,965	Check Point Software Technologies Ltd.*[1,2]	1,287,777
225,623	Clarivate PLC*[1,2]	2,330,686
83,540	Hewlett Packard Enterprise Co.[1]	1,192,116
16,140	Microsoft Corp.[1]	3,746,578
225,000	Nexon Co., Ltd.	3,765,202
2,300	Open Text Corp.	66,616
74,323	Privia Health Group, Inc.*[1]	2,488,334
8,867	Qualys, Inc.*[1]	1,264,080
51,990	Super Micro Computer, Inc.*[1]	3,617,984
28,983	Synopsys, Inc.*[1]	8,478,977
175,926	Truecaller A.B. - Class B*	643,916
		61,163,885
	UTILITIES — 8.0%
89,332	Clearway Energy, Inc. - Class C1	3,103,394
30,855	Clearway Energy, Inc., Class A	997,542
76,169	Constellation Energy Corp.[1]	7,201,017
465,068	Drax Group PLC	2,777,181
665,173	Engie S.A.	8,642,779
33,680	Exelon Corp.[1]	1,299,711
31,504	FirstEnergy Corp.[1]	1,188,016
14,842	National Fuel Gas Co.[1]	1,001,687
4,364	NextEra Energy, Inc.[1]	338,210
135,313	NiSource, Inc.[1]	3,476,191
224,562	NRG Energy, Inc.[1]	9,970,553
31,604	RWE A.G.	1,216,590
350,040	Vistra Corp.[1]	8,040,419
		49,253,290
	TOTAL COMMON STOCKS
	(Cost $615,673,441)	620,009,935

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 12.9%
$79,135,046	UMB Bank Demand Deposit, 0.01%[4]	$79,135,046
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $79,135,046)	79,135,046

TOTAL INVESTMENTS — 114.2%
(Cost $694,808,487)	699,144,981

Liabilities in Excess of Other Assets — (14.2)%	(86,831,094)
TOTAL NET ASSETS — 100.0%	$612,313,887

Number of Shares
	SECURITIES SOLD SHORT — (29.3)%
	COMMON STOCKS — (29.3)%
	BASIC MATERIALS — (3.1)%
(56,573)	Codexis, Inc.*	(317,940)
(257,175)	Covestro A.G.[3]	(8,729,972)
(4,454,684)	De Grey Mining Ltd.*	(3,013,479)
(201,700)	Energy Fuels, Inc.*	(1,458,269)
(5,565,027)	ioneer Ltd.*	(1,972,356)
(761,500)	NexGen Energy Ltd.*	(3,197,137)
(105,580)	Uranium Energy Corp.*	(444,492)
		(19,133,645)
	COMMUNICATIONS — (5.6)%
(625,078)	Allbirds, Inc. - Class A*	(2,150,268)
(109,981)	DoorDash, Inc. - Class A*	(4,787,473)
(51,049)	Roku, Inc.*	(2,835,262)
(185,600)	Shopify, Inc.*	(6,363,312)
(131,000)	SoftBank Group Corp.	(5,623,335)
(554,364)	Warner Bros Discovery, Inc.*	(7,206,732)
(131,748)	Wayfair, Inc. - Class A*	(4,995,884)
		(33,962,266)
	CONSUMER, CYCLICAL — (3.8)%
(217,202)	Abercrombie & Fitch Co. - Class A*	(3,818,411)
(1,126,658)	boohoo Group PLC*	(523,534)
(22,072)	Carvana Co.*	(298,634)
(8,310)	Crocs, Inc.*	(587,933)
(41,719)	Dutch Bros, Inc. - Class A*	(1,539,848)
(38,500)	F45 Training Holdings, Inc.*	(128,590)
(286,018)	Gap, Inc.	(3,223,423)
(330,444)	Hyliion Holdings Corp.*	(941,765)
(228,600)	Koito Manufacturing Co., Ltd.	(3,245,399)
(54,500)	Lucid Group, Inc.*	(778,805)
(159,182)	Rivian Automotive, Inc. - Class A*	(5,566,595)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(29,400)	Sharp Corp.	$(176,344)
(66,042)	TuSimple Holdings, Inc. - Class A*	(226,524)
(479,620)	Virgin Galactic Holdings, Inc.*	(2,215,844)
		(23,271,649)
	CONSUMER, NON-CYCLICAL — (3.3)%
(42,683)	Accolade, Inc.*	(460,123)
(240,548)	Affirm Holdings, Inc.*	(4,827,798)
(47,549)	Bachem Holding A.G.	(3,409,383)
(32,806)	Beauty Health Co.*	(374,972)
(38,500)	Bioxcel Therapeutics, Inc.*	(484,715)
(25,030)	Establishment Labs Holdings, Inc.*[2]	(1,411,442)
(66,735)	Exact Sciences Corp.*	(2,321,043)
(24,191)	Fate Therapeutics, Inc.*	(506,076)
(53,851)	Novocure Ltd.*[2]	(3,805,112)
(515,490)	Ocado Group PLC*	(2,794,582)
		(20,395,246)
	ENERGY — (3.9)%
(90,900)	Ballard Power Systems, Inc.*	(515,082)
(96,973)	Ceres Power Holdings PLC*	(364,917)
(256,700)	Enbridge, Inc.	(10,001,201)
(594,747)	Gevo, Inc.*	(1,338,181)
(87,363)	Green Plains, Inc.*	(2,523,917)
(571,569)	ITM Power PLC*	(539,910)
(84,000)	Keyera Corp.	(1,800,352)
(77,313)	Neste Oyj	(3,388,478)
(86,500)	Parkland Corp.	(1,748,539)
(164,463)	PowerCell Sweden A.B.*	(1,806,382)
		(24,026,959)
	FINANCIAL — (4.4)%
(251,259)	Aegon N.V.	(1,163,106)
(102,740)	AerCap Holdings N.V.*[2]	(5,487,343)
(306,172)	Alm Brand A/S	(418,420)
(61,128)	Coinbase Global, Inc. - Class A*	(4,049,730)
(24,358)	Investor A.B. - B Shares	(397,538)
(1)	Jackson Financial, Inc. - Class A	(32)
(222,840)	Kinnevik A.B. - Class B*	(2,752,842)
(71,333)	Orion Office REIT, Inc. - REIT	(668,390)
(145,705)	Phoenix Group Holdings PLC	(906,863)
(138,500)	Redfin Corp.*	(666,185)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(593,579)	Washington H. Soul Pattinson & Co., Ltd.	$(10,622,422)
		(27,132,871)
	INDUSTRIAL — (3.9)%
(1,736)	Boeing Co.*	(247,397)
(224,053)	Cellnex Telecom S.A.[3]	(7,333,236)
(69,500)	Fujitsu General Ltd.	(1,586,131)
(138,000)	Makita Corp.	(2,521,744)
(10,804,171)	Rolls-Royce Holdings PLC*	(9,690,301)
(27,398)	Stanley Black & Decker, Inc.	(2,150,469)
		(23,529,278)
	TECHNOLOGY — (1.3)%
(89,137)	CS Disco, Inc.*	(955,549)
(253,530)	Megaport Ltd.*	(983,406)
(669,799)	Palantir Technologies, Inc. - Class A*	(5,887,533)
		(7,826,488)
	TOTAL COMMON STOCKS
	(Proceeds $199,127,569)	(179,278,402)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $199,127,569)	$(179,278,402)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $344,912,197, which represents 56.33% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $18,900,550, which represents 3.09% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	57.9%
Japan	10.8%
United Kingdom	5.8%
Canada	5.1%
Hong Kong	3.5%
Denmark	3.3%
France	3.1%
Switzerland	2.9%
Australia	2.6%
Israel	1.4%
Netherlands	1.3%
Belgium	0.9%
Bermuda	0.6%
Portugal	0.6%
Sweden	0.5%
Germany	0.3%
Argentina	0.3%
Singapore	0.1%
Spain	0.1%
Norway	0.1%
Italy	0.1%
Ireland	0.0%
Total Common Stocks	101.3%
Short-Term Investments	12.9%
Total Investments	114.2%
Liabilities in Excess of Other Assets	(14.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2022

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Assets:
Investments, at cost	$5,961,527	$694,808,487
Foreign currency, at cost	-	614,634
Investments, at value	$5,993,576	$699,144,981
Foreign currency, at value	-	614,519
Cash	8,682	-
Cash deposited with brokers for securities sold short	974,380	90,098,580
Receivables:
Fund shares sold	-	291,726
Dividends and interest	14,051	2,794,757
Due from Advisor	15,408	-
Due from Custodian	-	46
Prepaid expenses	16,479	33,292
Total assets	7,022,576	792,977,901

Liabilities:
Securities sold short, proceeds	$1,720,566	$199,127,569
Securities sold short, at value	$1,660,872	$179,278,402
Payables:
Fund shares redeemed	-	477,324
Advisory fees	-	609,682
Shareholder servicing fees (Note 7)	2,206	31,199
Distribution fees (Note 6)	399	1,464
Fund accounting and administration fees	6,049	38,711
Transfer agent fees and expenses	2,838	17,181
Custody fees	4,555	63,144
Auditing fees	20,503	20,758
Trustees' deferred compensation (Note 3)	8,038	12,349
Dividends and interest on securities sold short	1,910	95,526
Chief Compliance Officer fees	1,559	1,424
Shareholder reporting fees	1,350	10,642
Trustees' fees and expenses	617	1,298
Accrued other expenses	3,218	4,910
Total liabilities	1,714,114	180,664,014
Net Assets	$5,308,462	$612,313,887

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$4,866,261	$623,975,930
Total distributable earnings (accumulated deficit)	442,201	(11,662,043)
Net Assets	$5,308,462	$612,313,887

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$1,736,822	$6,059,333
Shares of beneficial interest issued and outstanding	210,049	552,764
Redemption price per share	$8.27	$10.96

Class I Shares:
Net assets applicable to shares outstanding	$3,571,640	$123,283,332
Shares of beneficial interest issued and outstanding	422,095	11,078,374
Redemption price per share	$8.46	$11.13

Class Y Shares:
Net assets applicable to shares outstanding[1]	$-	$482,971,222
Shares of beneficial interest issued and outstanding	-	43,213,281
Redemption price per share	$-	$11.18

[1]	Domestic Long/Short Equity Fund's Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2022

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $1,142,986, respectively)	$84,861	$16,145,604
Interest	96	7,219
Total investment income	84,957	16,152,823

Expenses:
Advisory fees	71,378	8,221,163
Shareholder servicing fees - Class I (Note 7)	3,564	123,054
Shareholder servicing fees - Investor Class (Note 7)	3,807	12,549
Distribution fees (Note 6)	6,345	20,914
Fund accounting and administration fees	92,582	561,876
Transfer agent fees and expenses	32,172	162,733
Custody fees	19,911	182,215
Registration fees	45,480	56,146
Interest expense	21,581	2,575,276
Auditing fees	20,753	20,750
Chief Compliance Officer fees	17,099	16,399
Legal fees	12,201	35,501
Shareholder reporting fees	10,673	87,442
Trustees' fees and expenses	6,785	12,800
Dividends on securities sold short	5,588	818,328
Miscellaneous	5,007	9,409
Insurance fees	2,325	3,719
Total expenses	377,251	12,920,274
Advisory fees waived	(71,378)	(228,214)
Other expenses absorbed	(174,788)	-
Net expenses	131,085	12,692,060
Net investment income (loss)	(46,128)	3,460,763

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(335,033)	(128,213,087)
Securities sold short	1,013,461	94,647,189
Foreign currency transactions	-	(20,912)
Net realized gain (loss)	678,428	(33,586,810)
Net change in unrealized appreciation/depreciation on:
Investments	(463,025)	(28,990,339)
Securities sold short	974	18,638,592
Foreign currency translations	-	(176,622)
Net change in unrealized appreciation/depreciation	$(462,051)	$(10,528,369)
Net realized and unrealized gain (loss)	216,377	(44,115,179)

Net Increase (Decrease) in Net Assets from Operations	$170,249	$(40,654,416)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(46,128)	$(143,046)
Net realized gain (loss) on investments and securities sold short	678,428	2,048,790
Net change in unrealized appreciation/depreciation on investments and securities sold short	(462,051)	(555,933)
Net increase (decrease) in net assets resulting from operations	170,249	1,349,811

Distributions to Shareholders:
Investor Class	(714,276)	(109,018)
Class I	(1,148,448)	(328,976)
Class Y1	-	(215,019)
Total distributions to shareholders	(1,862,724)	(653,013)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,465,738	235,642
Class I	2,392,530	1,122,840
Reinvestment of distributions:
Investor Class	653,525	102,168
Class I	1,122,699	320,950
Class Y1	-	36,048
Cost of shares redeemed:
Investor Class	(2,046,532)	(772,668)
Class I	(5,248,711)	(3,583,859)
Class Y1	-	(5,575,667)
Net increase (decrease) in net assets from capital transactions	(1,660,751)	(8,114,546)

Total increase (decrease) in net assets	(3,353,226)	(7,417,748)

Net Assets:
Beginning of period	8,661,688	16,079,436
End of period	$5,308,462	$8,661,688

Capital Share Transactions:
Shares sold:
Investor Class	166,466	22,760
Class I	268,803	102,261
Shares reinvested:
Investor Class	79,119	10,268
Class I	133,179	31,904
Class Y1	-	3,569

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Shares redeemed:
Investor Class	(244,383)	(74,534)
Class I	(533,303)	(344,174)
Class Y1	-	(504,588)
Net increase (decrease) in capital share transactions	(130,119)	(752,534)

[1]	Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,460,763	$(3,961,807)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(33,586,810)	73,155,660
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(10,528,369)	(15,653,933)
Net increase (decrease) in net assets resulting from operations	(40,654,416)	53,539,920

Distributions to Shareholders:
Investor Class	(287,566)	-
Class I	(5,038,971)	-
Class Y	(14,471,575)	-
Total distributions to shareholders	(19,798,112)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,957,245	3,032,068
Class I	28,631,876	45,304,346
Class Y	119,323,519	72,699,567
Reinvestment of distributions:
Investor Class	277,776	-
Class I	4,477,032	-
Class Y	11,038,477	-
Cost of shares redeemed:
Investor Class	(5,053,601)	(6,323,178)
Class I	(66,994,687)	(93,092,933)
Class Y	(105,371,457)	(87,526,230)
Net increase (decrease) in net assets from capital transactions	(11,713,820)	(65,906,360)

Total increase (decrease) in net assets	(72,166,348)	(12,366,440)

Net Assets:
Beginning of period	684,480,235	696,846,675
End of period	$612,313,887	$684,480,235

Capital Share Transactions:
Shares sold:
Investor Class	163,649	269,994
Class I	2,369,137	3,913,510
Class Y	9,973,003	6,261,471
Shares reinvested:
Investor Class	23,303	-
Class I	370,922	-
Class Y	911,517	-

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Shares redeemed:
Investor Class	(429,427)	(541,969)
Class I	(5,638,698)	(8,030,077)
Class Y	(8,859,879)	(7,444,515)
Net increase (decrease) in capital share transactions	(1,116,473)	(5,571,586)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2022

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$170,249
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(25,532,364)
Sales of long-term investments	27,645,914
Return of capital dividends received	28,366
Proceeds from securities sold short	8,811,585
Cover short securities	(8,698,780)
Sales of short-term investments, net	2,287,153
Decrease in investment securities sold receivable	3,461,316
Increase in due from advisor receivable	(4,471)
Increase in interest and dividends receivables	(6,734)
Decrease in prepaid expenses	57
Decrease in investment securities purchased payable	(1,132,537)
Decrease in interest and dividends on securities sold short	(2,623)
Decrease in accrued expenses	(14,276)
Net realized gain	(669,038)
Net change in unrealized appreciation/depreciation	462,051
Net cash provided by operating activities	6,805,868

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,858,268
Cost of shares redeemed	(10,500,089)
Dividends paid to shareholders, net of reinvestments	(86,500)
Net cash used for financing activities	(6,728,321)

Net increase in cash	77,547

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	905,515
Total beginning cash and cash equivalents	905,515

Ending cash balance	8,682
Ending cash held at brokers	974,380
Total ending cash and cash equivalents	$983,062
Supplemental disclosure of interest expense paid	$24,390

Non cash financing activities not included herein consist of $1,776,224 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2022

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(40,654,416)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(3,067,168,418)
Sales of long-term investments	2,996,820,215
Return of capital dividends received	226,852
Proceeds from securities sold short	900,757,358
Cover short securities	(826,260,643)
Sales of short-term investments, net	28,917,269
Increase in foreign currency	(446,712)
Increase in interest and dividends receivables	(1,410,415)
Increase in prepaid expenses	(5,857)
Decrease in other assets	1,157,107
Decrease in advisory fees payable	(101,959)
Decrease in interest and dividends on securities sold short	(347,051)
Decrease in accrued expenses	(57,481)
Net realized loss	33,566,426
Net change in unrealized appreciation/depreciation	10,351,747
Net cash provided by operating activities	35,344,022

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	149,782,748
Cost of shares redeemed	(180,136,884)
Dividends paid to shareholders, net of reinvestments	(4,004,827)
Net cash used for financing activities	(34,358,963)

Net increase in cash	985,059

Cash and cash equivalents:
Beginning cash balance	75,000,000
Beginning cash held at brokers	14,113,521
Total beginning cash and cash equivalents	89,113,521

Ending cash balance	—
Ending cash held at brokers	90,098,580
Total ending cash and cash equivalents	$90,098,580
Supplemental disclosure of interest expense paid	$2,814,986

Non cash financing activities not included herein consist of $15,793,285 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.25	$10.51	$10.56	$10.96	$10.91
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.14)	(0.11)	(0.03)	(0.12)
Net realized and unrealized gain	0.52	1.32	0.46	0.40	0.43
Total from investment operations	0.44	1.18	0.35	0.37	0.31

Less Distributions:
From net realized gain	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)
Total distributions	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)
Net asset value, end of period	$8.27	$11.25	$10.51	$10.56	$10.96

Total return[2]	3.95%	11.75%	3.43%	3.88%	2.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,737	$2,349	$2,631	$656	$691

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	6.00%	4.80%	3.27%	3.06%	3.38%
After fees waived and expenses absorbed[3]	2.21%	2.97%	2.69%	2.83%	3.02%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.69)%	(3.19)%	(1.65)%	(0.49)%	(1.44)%
After fees waived and expenses absorbed	(0.90)%	(1.36)%	(1.07)%	(0.26)%	(1.08)%

Portfolio turnover rate	418%	479%	538%	332%	262%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.42% for the year ended October 31, 2022. For the prior periods ended October 31, 2021, 2020, 2019, and 2018, the ratios would have been lowered by 1.18%, 0.90%, 1.04%, and 1.23%, respectively.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.41	$10.62	$10.65	$11.02	$10.94
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.11)	(0.08)	- [2]	(0.09)
Net realized and unrealized gain	0.52	1.34	0.46	0.40	0.43
Total from investment operations	0.47	1.23	0.38	0.40	0.34

Less Distributions:
From net investment income	-	-	(0.01)	-	-
From net realized gain	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)
Total distributions	(3.42)	(0.44)	(0.41)	(0.77)	(0.26)
Net asset value, end of period	$8.46	$11.41	$10.62	$10.65	$11.02

Total return[3]	4.23%	12.11%	3.71%	4.15%	3.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,572	$6,313	$8,108	$13,658	$9,261

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	5.69%	4.49%	2.99%	2.77%	3.06%
After fees waived and expenses absorbed[4]	1.90%	2.66%	2.41%	2.54%	2.70%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.38)%	(2.88)%	(1.37)%	(0.20)%	(1.12)%
After fees waived and expenses absorbed	(0.59)%	(1.05)%	(0.79)%	0.03%	(0.76)%

Portfolio turnover rate	418%	479%	538%	332%	262%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.42% for the year ended October 31, 2022. For the prior periods ended October 31, 2021, 2020, 2019, and 2018, the ratios would have been lowered by 1.18%, 0.90%, 1.04%, and 1.23%, respectively.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.06	$11.21	$10.98	$11.32	$12.15
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.11)	(0.09)	0.01	(0.05)
Net realized and unrealized gain (loss)	(0.75)	0.96	0.32	(0.02)	-
Total from investment operations	(0.73)	0.85	0.23	(0.01)	(0.05)

Less Distributions:
From net investment income	-	-	-	-	(0.02)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)
Total distributions	(0.37)	-	-	(0.33)	(0.78)
Net asset value, end of period	$10.96	$12.06	$11.21	$10.98	$11.32

Total return[2]	(6.32)%	7.58%	2.09%	0.06%	(0.55)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,059	$9,593	$11,967	$29,320	$70,194

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	2.34%	2.77%	2.72%	2.74%	2.68%
After fees waived and expenses absorbed/recovered[3,4]	2.31%	2.75%	2.67%	2.71%	2.63%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.11%	(0.98)%	(0.91)%	0.03%	(0.48)%
After fees waived and expenses absorbed/recovered	0.14%	(0.96)%	(0.86)%	0.06%	(0.43)%

Portfolio turnover rate	464%	437%	403%	220%	197%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.52% for the year ended October 31, 2022. For the prior periods ended October 31, 2021, 2020, 2019, and 2018, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, and 0.85%, respectively.

[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.20	$11.30	$11.07	$11.37	$12.20
Income from Investment Operations:
Net investment income (loss)[1]	0.06	(0.07)	(0.06)	0.04	(0.02)
Net realized and unrealized gain (loss)	(0.76)	0.97	0.32	(0.01)	-
Total from investment operations	(0.70)	0.90	0.26	0.03	(0.02)

Less Distributions:
From net investment income	-	-	(0.03)	-	(0.05)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)
Total distributions	(0.37)	-	(0.03)	(0.33)	(0.81)
Net asset value, end of period	$11.13	$12.20	$11.30	$11.07	$11.37

Total return[2]	(6.00)%	7.96%	2.38%	0.42%	(0.25)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,283	$170,553	$204,510	$332,247	$536,076

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	2.02%	2.41%	2.41%	2.42%	2.40%
After fees waived and expenses absorbed/recovered[3,4]	1.99%	2.39%	2.36%	2.39%	2.35%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.44%	(0.62)%	(0.60)%	0.35%	(0.20)%
After fees waived and expenses absorbed/recovered	0.47%	(0.60)%	(0.55)%	0.38%	(0.15)%

Portfolio turnover rate	464%	437%	403%	220%	197%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.52% for the year ended October 31, 2022. For the prior periods ended October 31, 2021, 2020, 2019, and 2018, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, and 0.85%, respectively.

[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.24	$11.34	$11.10	$11.39	$12.23
Income from Investment Operations:
Net investment income (loss)[1]	0.07	(0.07)	(0.05)	0.05	-
Net realized and unrealized gain (loss)	(0.76)	0.97	0.33	(0.01)	(0.01)
Total from investment operations	(0.69)	0.90	0.28	0.04	(0.01)

Less Distributions:
From net investment income	-	-	(0.04)	-	(0.07)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)
Total distributions	(0.37)	-	(0.04)	(0.33)	(0.83)
Net asset value, end of period	$11.18	$12.24	$11.34	$11.10	$11.39

Total return[2]	(5.89)%	7.94%	2.54%	0.51%	(0.21)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$482,971	$504,335	$480,370	$510,403	$145,591

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	1.94%	2.37%	2.32%	2.34%	2.29%
After fees waived and expenses absorbed/recovered[3,4]	1.91%	2.35%	2.27%	2.31%	2.24%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.52%	(0.58)%	(0.51)%	0.43%	(0.09)%
After fees waived and expenses absorbed/recovered	0.55%	(0.56)%	(0.46)%	0.46%	(0.04)%

Portfolio turnover rate	464%	437%	403%	220%	197%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.52% for the year ended October 31, 2022. For the prior periods ended October 31, 2021, 2020, 2019, and 2018, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, and 0.85%, respectively.

[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.

See accompanying Notes to Financial Statements.

361 Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2022

Note 1 – Organization

361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”) and 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Domestic Long/Short Equity Fund and Global Long/Short Equity Fund are diversified Funds.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. As a secondary objective, the Domestic Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y. The Fund’s Class Y shares are not currently available for purchase.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

The Funds have an agreement with SG Americas Securities, LLC for the purpose of purchasing or borrowing securities on margin. The Funds are charged interest on debit margin balances at a rate equal to Federal funds rate plus 75 basis points and the interest rate for credit cash balances is Federal funds rate minus 65 basis points. For balances denominated in foreign currencies, the debit rate charged is reference rate of each respective country plus 130 basis points, and the interest rate for credit cash balances is reference rate of each respective country minus 130 basis points. For the fiscal year ended October 31, 2022, the short sales transactions are as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 10/31/2022	Investments sold short at 10/31/2022	Interest Expense*
Domestic Long/Short Equity Fund	$897,324	1.49%	$2,944,745	$686,491	$1,660,872	$21,581
Global Long/Short Equity Fund	115,811,819	2.02%	207,503,469	89,514,195	179,278,402	2,575,276

*	Includes interest expense on investments sold short and margin interest expense/rebate.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At October 31, 2022, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2022, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2019 through 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Hamilton Lane Advisors, L.L.C. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor engages Allspring Global Investments, LLC (formerly, Wells Capital Management, Inc.), (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses), Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund set forth in table below. This agreement is in effect until March 31, 2023 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fees and the expense cap by Fund:

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%

†	The investment advisory fees and total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended October 31, 2022, the Advisor waived fees and absorbed other expenses as follows:

Advisory fees waived and other expenses absorbed
Domestic Long/Short Equity Fund	$246,166
Global Long/Short Equity Fund	$228,214

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In addition, the Advisor is permitted to seek reimbursement of fees or payments made by 361 Capital, LLC, (the “Prior Advisor”) to the Funds prior to the Advisor acquiring the assets of Prior Advisor on April 1, 2021. At October 31, 2022, the amount of these potentially recoverable expenses was $649,406 and $790,207 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
2023	$161,328	$407,583
2024	241,912	154,410
2025	246,166	228,214
Total	$649,406	$790,207

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2022 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2022, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the for the year ended October 31, 2022 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of October 31, 2022, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Cost of investments	$4,311,588	$506,225,010

Gross unrealized appreciation	$516,170	$59,692,991

Gross unrealized depreciation	(495,054)	(46,051,422)
Net unrealized appreciation (depreciation) on investments	$21,116	$13,641,569

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals and foreign currency.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Domestic Long/Short Equity Fund	$249	$(249)
Global Long/Short Equity Fund	596	(596)

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Undistributed ordinary income	$374,299	$4,143,365
Undistributed long-term capital gains	54,824	-
Tax accumulated earnings	429,123	4,143,365

Accumulated capital and other losses	-	(29,252,686)
Unrealized appreciation (depreciation) on investments	21,116	13,641,569
Unrealized appreciation (depreciation) on foreign currency and futures contracts	-	(181,942)
Unrealized deferred compensation	(8,038)	(12,349)
Total accumulated earnings (deficit)	$442,201	$(11,662,043)

The tax character of the distributions paid during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows:

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$1,177,790	$-	$3,285	$-
Net long-term capital gains	684,934	653,013	19,794,827	-
Total distributions paid	$1,862,724	$653,013	$19,798,112	$-

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

At October 31, 2022, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	29,252,686	-	29,252,686

Note 5 – Investment Transactions

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Domestic Long/Short Equity Fund	$25,532,364	$27,645,914	$8,811,586	$8,698,780
Global Long/Short Equity Fund	3,067,168,418	2,996,820,215	900,757,358	826,260,643

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the year ended October 31, 2022, distribution fees incurred are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the year ended October 31, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2022, in valuing the Funds’ assets carried at fair value:

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$5,600,727	$-	$-	$5,600,727
Short-Term Investments	392,849	-	-	392,849
Total Assets	$5,993,576	$-	$-	$5,993,576

Liabilities
Securities Sold Short
Common Stocks[1]	$1,660,872	$-	$-	$1,660,872
Total Liabilities	$1,660,872	$-	$-	$1,660,872

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Basic Materials	$28,461,548	$33,702,006	$-	$62,163,554
Communications	20,259,367	9,020,079	-	29,279,446
Consumer, Cyclical	30,348,626	37,481,942	-	67,830,568
Consumer, Non-cyclical	149,307,367	35,337,653	-	184,645,020
Diversified	-	15,576,298	-	15,576,298
Energy	39,370,938	9,323,590	-	48,694,528
Financial	34,433,840	46,199,604	-	80,633,444
Industrial	9,513,077	11,256,825	-	20,769,902
Technology	56,754,767	4,409,118	-	61,163,885
Utilities	36,616,740	12,636,550	-	49,253,290
Short-Term Investments	79,135,046	-	-	79,135,046
Total Assets	$484,201,316	$214,943,665	$-	$699,144,981

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$5,417,838	$13,715,807	$-	$19,133,645
Communications	28,338,931	5,623,335	-	33,962,266
Consumer, Cyclical	19,326,372	3,945,277	-	23,271,649
Consumer, Non-cyclical	14,191,281	6,203,965	-	20,395,246
Energy	17,927,272	6,099,687	-	24,026,959
Financial	10,871,680	16,261,191	-	27,132,871
Industrial	2,397,866	21,131,412	-	23,529,278
Technology	6,843,082	983,406	-	7,826,488
Total Liabilities	$105,314,322	$73,964,080	$-	$179,278,402

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 securities at period end.

**	The Funds did not hold any Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – New Accounting Pronouncements

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 13– Reorganization Information

On August 18, 2022, the Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund (each, an “Acquired Fund”, each a series of the Trust, providing for the reorganization of each Fund into a corresponding newly created series (each, an “Acquiring Fund”) of Allspring Funds Trust. The reorganization of each Acquired Fund is subject to approval by shareholders.

Each Acquiring Fund will have a substantially similar investment objective, investment strategy and fundamental investment restrictions as its corresponding Acquired Fund. Following the reorganization, each Acquired Fund’s current investment advisor, Hamilton Lane Advisors, L.L.C. (the “Advisor”), will be replaced by Allspring Funds Management, LLC (“Allspring”), which will serve as investment advisor to each Acquiring Fund. Allspring Global Investments, LLC, each Acquired Fund’s current sub-advisor, will serve as the sub-advisor to each Acquired Fund following the reorganization. Each Acquiring Fund will have the same portfolio management team as the corresponding Acquired Fund.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by either Acquired Fund or its shareholders for federal tax purposes. Allspring and the Advisor will bear the costs related to the reorganizations.

The Funds’ shareholders approved the Plan at a meeting held on November 4, 2022. The results of the shareholder meeting are reported in the Supplement Information pages.

Note 14– Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Domestic Long/Short Equity Fund declared the payment of a distribution to be paid, on December 12, 2022, to shareholders of record on December 8, 2022 as follows:

		Short Term Capital Gain	Long Term Capital Gain	Income
Domestic Long/Short Equity Fund	Investor Class Shares	$1.0651	$0.0960	None
Domestic Long/Short Equity Fund	Class I Shares	1.0651	0.0960	None

At the close of business on December 18, 2022, the Funds reorganized into the newly organized series of Allspring Funds Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the 361 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows for the year then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2022

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation

For the fiscal year ended October 31, 2022, the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund designate $684,934 and $19,794,827, respectively as 20% rate gain distributions for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund designate 15.64% and 100%, respectively, of its ordinary income dividends, including short-term capital gain, as qualified dividend income for the taxable year ended October 31, 2022.

Dividends Received Deduction

The Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund designate 15.35% and 100%, respectively, of its ordinary income dividends, including short-term capital gain, as qualifying for the dividend received deduction available to corporate shareholders for the taxable year ended October 31, 2022.

Results of the Shareholder Meeting

On November 4, 2022, shareholders of the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund approved the reorganization of each Fund into a corresponding newly created series of the Allspring Funds Trust. The percentage of share outstanding and entitled to vote that were present by proxy was 55.15% and 83.85% for the Domestic Long/Short Equity Fund and the Global Long/Short Equity Fund, respectively. The number of shares voted were as follows:

	For	Against	Abstain	Total
Domestic Long/Short Equity Fund	380,636	74	18,993	399,703
Global Long/Short Equity Fund	47,160,278	28,898	38,398	47,227,574

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information, which is available, without charge, upon request by calling (888) 877-9275. The Trustees and officers of the Funds’ and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	2	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	2	361 Social Infrastructure Fund, a closed-end investment company.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	2	SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); Fusion Acquisition Corp II.
Interested Trustees:
John P. Zader a * (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund(s) (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	2	Investment Managers Series Trust II, a registered investment company (includes 63 portfolios).
Maureen Quill a** (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	2	361 Social Infrastructure Fund, a closed-end investment company.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected. The Trust is comprised of 54 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.

*	Mr. Zader is an “interested person” of the Trust by virtue of the employment of a member of his immediate family with an investment advisor to certain series of the Trust.

**	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$946.20	$10.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.88	10.41
Class I	Actual Performance	1,000.00	947.40	8.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.48	8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 2.05%, and 1.74% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$921.80	$10.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.03	11.25
Class I	Actual Performance	1,000.00	923.70	9.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.61	9.67
Class Y	Actual Performance	1,000.00	924.70	8.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.96	9.32

*	Expenses are equal to the Fund’s annualized expense ratio of 2.22%, 1.90% and 1.83% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Hamilton Lane Advisors, L.L.C.

Seven Tower Bridge

110 Washington St., Suite 1300

Conshohocken, Pennsylvania 19428

Sub-Advisor

Allspring Global Investments, LLC

525 Market St.

San Francisco, California 94105

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 877-9275, on the Funds’ website at www.allspringglobal.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 877-9275

Allspring Funds

P.O. Box 219967

Kansas City, MO 64121

Toll Free: (888) 877-9275

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-736-1227

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$35,900	$35,400
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/2023